CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 4,340,947	$ 1,121,092	$ 893,720
Accounts receivable	717,346	3,418,263	1,738,543
Contract assets	1,426,312	425,722	3,449
Inventory	1,529,530	1,428,360	298,338
Prepaid expenses and other current assets	532,381	441,320	354,613
Total Current Assets	8,546,516	6,834,757	3,288,663
Property and equipment, net	579,689	629,490	603,253
Operating lease right of use asset	4,612,830	4,689,931	4,925,765
Security deposit	600,000	600,000	600,000
Software development costs, net	454,280	265,208
Patents and trademarks, net	75,017	69,733	66,482
TOTAL ASSETS	14,868,332	13,089,119	9,484,163
CURRENT LIABILITIES:
Accounts payable	1,282,184	2,290,390	1,044,500
Notes payable - financing agreements	193,094	74,575	52,503
Accrued expenses	367,652	453,023	618,093
Equipment financing payable-current portion	11,566	22,851	80,335
Operating lease obligations-current portion	764,820	696,869	315,302
Contract liabilities	2,066,861	957,997	1,829,311
Total Current Liabilities	4,686,177	4,495,705	3,940,044
Equipment financing agreement, less current portion			22,851
Operating lease obligations, less current portion	4,466,884	4,542,943	4,739,783
Total Liabilities	9,153,061	9,038,648	8,702,678
Commitments and Contingencies (Note 4)
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued
Common stock: $0.001 par value; 500,000,000 shares authorized, 7,169,339 and 7,156,876 shares issued, 7,168,015 and 7,155,552 shares outstanding at March 31, 2023 and December 31, 2022, respectively	7,168	7,156	4,111
Additional paid-in-capital	60,371,067	56,562,600	46,431,874
Accumulated deficit	(54,505,517)	(52,361,834)	(45,497,051)
Sub-total	5,872,723	4,207,923	938,937
Less: Treasury stock (1,324 shares of common stock at March 31, 2023 and December 31, 2022)	(157,452)	(157,452)	(157,452)
Total Stockholders’ Equity	5,715,271	4,050,471	781,485
Total Liabilities and Stockholders’ Equity	14,868,332	13,089,119	9,484,163
Convertible Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued
Convertible Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued			1
Convertible Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued			2
Convertible Series D Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued	1	1
Convertible Series E Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued	$ 4